Annual Fund Operating Expenses - Longleaf Partners Fund - Longleaf Partners Fund	May 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.82%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.24%)	[1]
Net Expenses (as a percentage of Assets)	0.79%

[1]
Southeastern has contractually committed to limit operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 0.79% of average net assets per year. This agreement is in effect through at least October 31, 2022 and may not be terminated before that date without Board approval.